Equity Method Investment (Details) (USD $)	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Equity Method Investment
Equity method investment	$ 11,924,000	$ 10,948,000
Summarized financial information for SFDN
Undistributed earnings of Mexico operations	3,500,000	2,500,000
Grupo Calimax
Equity Method Investment
Ownership percentage	50.00%
SFDN
Equity Method Investment
Number of stores operated	14
SFDN
Equity Method Investment
Ownership percentage	50.00%
Equity method investment	11,900,000	10,900,000
Summarized financial information for SFDN
Current assets	19,923,000	17,528,000
Noncurrent assets	4,540,000	3,802,000
Current liabilities	14,066,000	13,976,000
Noncurrent liabilities	2,493,000	2,517,000
Sales	80,667,000	77,167,000	72,945,000
Gross profit	14,574,000	13,675,000	13,119,000
Income from continuing operations	2,074,000	3,298,000	1,640,000
Net income	2,074,000	3,298,000	1,640,000
Undistributed earnings of Mexico operations	$ 3,500,000	$ 2,500,000
SFDN | Grupo Calimax
Equity Method Investment
Ownership percentage	50.00%